Financial instruments - Summary of the carrying value of financial instruments (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Financial liabilities at fair value through profit and loss
Disclosure of financial liabilities [line items]
Financial liabilities	$ 328	$ 265
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	7,026	7,474
Financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Financial assets	353	307
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	18	12
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 3,372	$ 3,114